Cover	Apr. 12, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 12, 2023
Entity File Number	000-52711
Entity Registrant Name	STAR GOLD CORP.
Entity Central Index Key	0001401835
Entity Tax Identification Number	27-0348508
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1875 N. Lakewood Dr.
Entity Address, Address Line Two	Suite 303
Entity Address, City or Town	Coeur d’Alene
Entity Address, State or Province	ID
Entity Address, Postal Zip Code	83814
City Area Code	(208)
Local Phone Number	664-5066
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	SRGZ
Entity Emerging Growth Company	false